ACQUIRED TECHNOLOGY	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
ACQUIRED TECHNOLOGY
Note 6 - Acquired Technology

On July 5, 2012, the Company acquired the rights to certain technology from Technew Technology Limited in exchange for 3,000,000 restricted shares of the Company's common stock.  These restricted shares were valued at $0.79 per share, discounted at 69% taking into consideration its restricted nature and lack of liquidity and consistent trading in the market, for a total value of $1,635,300, which was recorded as acquired technology and is being amortized on a straight-line basis over the acquired technology's estimated useful life of fifteen (15) years.

(i)  Amortization Expense

Amortization expense was $81,765 and $54,510 for the interim period ended December 31, 2013 and 2012, respectively.

Note 6 - Acquired Technology

On July 5, 2012, the Company acquired the rights to certain technology from Technew Technology Limited in exchange for 3,000,000 restricted shares of the Company's common stock.  These restricted shares were valued at $0.79 per share discounted at 69% taking into consideration its restricted nature and lack of liquidity and consistent trading in the market for a total value of $1,635,300, which was recorded as acquired technology and amortized on a straight-line basis over the acquired technology's estimated useful life of fifteen (15) years.

	Estimated Useful Life (Years)	March 31, 2013	March 31, 2012

Technology right	15	$1,635,300	$-

Less accumulated amortization		(81,765)	(-)

		$1,553,535	$-

Amortization Expense

Amortization expense for the fiscal year ended March 31, 2013 was $81,765.